New standards and interpretations	12 Months Ended
Dec. 31, 2021
New Standards And Interpretations
New standards and interpretations

5.	New standards and interpretations

5.1.	New International Financial Reporting Standards not yet adopted

Standard	Description	Effective on
Annual Improvements to IFRS Standards 2018–2020.	The amendments change requirements related to: (i) simplifying the application of IFRS 1 by a subsidiary that becomes a first-time adopter of IFRS after its parent company has already adopted IFRS; (ii) clarifying the fees a company includes in assessing the terms of a new or modified financial liability in order to determine whether to derecognize a financial liability (IFRS 9); and (iii) aligning the fair value measurement requirements in IAS 41 with those in other IFRS Standards. Additionally, the amendments change an illustrative example accompanying IFRS 16 regarding lease incentives.	January 1, 2022, prospective application.
Reference to the Conceptual Framework - Amendments to IFRS 3	The amendments (i) update a certain reference in IFRS 3 to the most recent conceptual framework and (ii) include additional requirements related to obligations under the scope of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 - Levies. In addition, the amendments provide that the buyer should not recognize contingent assets acquired in a business combination.	January 1, 2022, prospective application.
Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37	The amendments specify which costs an entity includes in determining the cost of fulfilling a contract in assessing whether the contract is onerous.	January 1, 2022, retrospective application with specific rules.
Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16	The amendments prohibit a company from deducting plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use from the cost of property. Instead, a company will recognize such sales proceeds and related cost in profit or loss.	January 1, 2022, retrospective application with specific rules.
Classification of Liabilities as Current or Non-current - Amendments to IAS 1	The amendments establish requirements for the classification of a liability as current or non-current.	January 1, 2023, retrospective application.
IFRS 17 – Insurance Contracts (and Amendments)	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which establishes, among other things, the requirements to be applied in the recognition, measurement, presentation and disclosure of insurance and reinsurance contracts.	January 1, 2023, retrospective application with specific rules.
Disclosure of Accounting Policies – Amendments to IAS 1 and Practice Statement 2	In place of the requirement to disclose significant accounting policies, the amendments to IAS 1 - Presentation of Financial Statements establish that accounting policies must be disclosed when they are material. Among other things, the amendment provides guidance for determining such materiality.	January 1, 2023, prospective application to amendments to IAS 1.
Definition of Accounting Estimates – Amendments to IAS 8	According to the amendments to IAS 8, the definition of “change in accounting estimate” no longer exists. Instead, a definition was established for the term “accounting estimates”: monetary values in the financial statements that are subject to measurement uncertainty.	January 1, 2023, prospective application.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	The amendments have reduced the scope of the exemption from recognition of deferred tax assets and deferred tax liabilities described in paragraphs 15 and 24 of IAS 12 - Income Taxes, so that it no longer applies to transactions that, among other things, on initial recognition, give rise to equal taxable and deductible temporary differences.	January 1, 2023, retrospective application with specific rules.

Regarding the amendments effective as of January 1, 2022, according to the assessment made, the Company estimates that there will be no significant impact with the initial application on its consolidated financial statements.

As for the amendments that will be effective as of January 1, 2023, the Company is assessing the impacts that they will have on the financial statements and is unable to make a reasonable estimation of these impacts at this stage.